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The American Funds Tax-Exempt Series II
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

December 15, 2009

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The American Funds Tax-Exempt Series II
File Nos. 033-06180 and 811-04694

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 7, 2009 of Registrant’s Post-Effective Amendment No. 34 under the Securities Act of 1933 and Amendment No. 36 under the Investment Company Act of 1940.

Sincerely yours,

/s/ Kimberly S. Verdick
Kimberly S. Verdick

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